UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment |_|; Amendment Number:____________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DOUG WELCH
Title: ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-2170

Signature, Place, and Date of Signing:

      /s/  Doug Welch                      NORTHBROOK, IL.          2/9/2005
      -----------------------------     --------------------    ----------------
               [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               ONE

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total:      275,208 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number       Name

1            028-10298                  ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                              TITLE OF                     VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS            CUSIP     (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED   NONE
-----------------------       --------        ---------   --------    -------   ---  ----  -------  --------  ------ ------- ------
DANAHER CORP.                 COMMON          235851102     1,722        30,000   SH       DEFINED     1         X
GENERAL MOTORS CORP           REDEEMABLE P/S  370442717     3,999       150,000   SH       DEFINED     1         X
GENERAL MOTORS SERIES A       REDEEMABLE P/S  370442741     3,513       140,000   SH       DEFINED     1         X
GENERAL MOTORS SERIES B       REDEEMABLE P/S  370442733     1,730        75,000   SH       DEFINED     1         X
JOHNSON & JOHNSON             COMMON          478160104     1,903        30,000   SH       DEFINED     1         X

3M COMPANY                    DEBT            88579YAB7     3,640     4,050,000  PRN       DEFINED     1         X
AFFILIATED MANAGERS           DEBT            008252AC2     1,191     1,000,000  PRN       DEFINED     1         X
ALLERGAN INC                  DEBT            018490AE2       587       600,000  PRN       DEFINED     1         X
ALZA CORP.                    DEBT            02261WAB5     3,572     4,100,000  PRN       DEFINED     1         X
AMDOCS LIMITED                DEBT            02342TAD1     2,138     2,250,000  PRN       DEFINED     1         X
AMERICAN EXPRESS              DEBT            025816AS8     6,789     6,250,000  PRN       DEFINED     1         X
AMERICAN INTERNATIONAL GROUP  DEBT            026874AN7     3,299     3,500,000  PRN       DEFINED     1         X
AMERICAN INTL GROUP           DEBT            026874AP2     4,877     7,375,000  PRN       DEFINED     1         X
AMGEN INC                     DEBT            031162AE0     2,784     3,750,000  PRN       DEFINED     1         X
AON CORP                      DEBT            037389AT0       370       300,000  PRN       DEFINED     1         X
ARROW ELECTRONIC              DEBT            042735AY6     3,736     7,000,000  PRN       DEFINED     1         X
AXCAN PHARMA INC              DEBT            054923AB3       759       500,000  PRN       DEFINED     1         X
BJ SERVICES CO                DEBT            055482AF0     3,735     4,500,000  PRN       DEFINED     1         X
BRINKER INTERNATIONAL         DEBT            109641AC4     1,285     2,000,000  PRN       DEFINED     1         X
CARNIVAL CORP                 DEBT            143658AN2     3,470     2,300,000  PRN       DEFINED     1         X
CARNIVAL CORP                 DEBT            143658AS1     4,326     4,500,000  PRN       DEFINED     1         X
CBRL GROUP INC                DEBT            12489VAB2     3,299     6,500,000  PRN       DEFINED     1         X
CENTURYTEL INC                DEBT            156700AH9     2,235     2,000,000  PRN       DEFINED     1         X
CHIRON CORP                   DEBT            170040AG4     2,805     3,000,000  PRN       DEFINED     1         X
COMPUTER ASSOCIATES INC       DEBT            204912AR0       646       500,000  PRN       DEFINED     1         X
COSTCO                        DEBT            22160QAC6     5,488     5,000,000  PRN       DEFINED     1         X
CSX CORP                      DEBT            126408GA5     6,525     7,500,000  PRN       DEFINED     1         X
DEVON ENERGY CORP             DEBT            25179MAA1     7,691     7,000,000  PRN       DEFINED     1         X
DEVON ENERGY CORP.            DEBT            25179MAB9     2,527     2,300,000  PRN       DEFINED     1         X
DIAMOND OFFSHORE DRILL        DEBT            25271CAE2     3,180     3,000,000  PRN       DEFINED     1         X
DUKE ENERGY CORP              DEBT            264399EJ1     3,368     3,000,000  PRN       DEFINED     1         X
EASTMAN KODAK CO              DEBT            277461BE8     6,256     5,000,000  PRN       DEFINED     1         X
ELECTRONCIS FOR IMAGING       DEBT            286082AA0     1,448     1,500,000  PRN       DEFINED     1         X
FLUOR CORP                    DEBT            343412AA0     2,280     2,000,000  PRN       DEFINED     1         X
FRANKLIN RESOURCES INC        DEBT            354613AC5     3,167     4,500,000  PRN       DEFINED     1         X
GATX CORP                     DEBT            361448AC7       584       500,000  PRN       DEFINED     1         X
GENERAL MILLS INC             DEBT            370334AU8     1,063     1,500,000  PRN       DEFINED     1         X
GREATER BAY BANCORP           DEBT            391648AP7     1,798     2,000,000  PRN       DEFINED     1         X
HARRIS CORP                   DEBT            413875AH8       590       400,000  PRN       DEFINED     1         X
HCC INSURANCE HOLDINGS        DEBT            404132AB8     4,325     4,000,000  PRN       DEFINED     1         X
HEALTH MANAGEMENT ASSOC       DEBT            421933AF9       786       750,000  PRN       DEFINED     1         X
HEWLETT PACKARD CO CONV       DEBT            428236AC7     3,114     5,500,000  PRN       DEFINED     1         X
HILTON HOTELS CORP            DEBT            432848AZ2     3,589     3,000,000  PRN       DEFINED     1         X
HORACE MANN EDUCATORS         DEBT            440327AG9     1,330     2,800,000  PRN       DEFINED     1         X
INCO LTD                      DEBT            453258AT2     4,903     3,750,000  PRN       DEFINED     1         X
INCO LTD.                     DEBT            453258AM7     1,001     1,000,000  PRN       DEFINED     1         X
INTL GAME TECHNOLOGY          DEBT            459902AL6     5,270     6,900,000  PRN       DEFINED     1         X
INTL PAPER CO                 DEBT            460146BM4     6,879    12,450,000  PRN       DEFINED     1         X
IVAX CORP                     DEBT            465823AG7     8,500     8,500,000  PRN       DEFINED     1         X
KERR-MCGEE                    DEBT            492386AP2     2,118     2,000,000  PRN       DEFINED     1         X
LEGG MASON INC                DEBT            524901AG0     2,984     3,500,000  PRN       DEFINED     1         X
LEHMAN BROTHERS HOLDINGS      DEBT            524908LS7     2,020     2,000,000  PRN       DEFINED     1         X
LEHMAN BROTHERS HOLDINGS      DEBT            524908ML1     3,083     3,000,000  PRN       DEFINED     1         X
LIBERTY MEDIA                 DEBT            530715AR2     3,498     3,565,000  PRN       DEFINED     1         X
LIBERTY MEDIA / AT&T CORP     DEBT            530715AG6     3,108     4,250,000  PRN       DEFINED     1         X
LIBERTY MEDIA CORP            DEBT            530715AN1     2,123     2,250,000  PRN       DEFINED     1         X
LOCKHEED MARTIN CORP          DEBT            539830AP4     5,173     5,000,000  PRN       DEFINED     1         X
LOWES COMPANIES               DEBT            548661CF2     3,329     3,500,000  PRN       DEFINED     1         X
LOWE'S COMPANIES INC          DEBT            548661CG0     7,104     6,750,000  PRN       DEFINED     1         X
MANPOWER INC                  DEBT            56418HAC4     1,393     2,000,000  PRN       DEFINED     1         X
MEDIMMUNE INC                 DEBT            584699AE2     3,825     4,000,000  PRN       DEFINED     1         X
MEDTRONIC INC                 DEBT            585055AB2    11,427    11,300,000  PRN       DEFINED     1         X
MORGAN STANLEY                DEBT            617446GR4     2,294     2,500,000  PRN       DEFINED     1         X
ODYSSEY RE HOLDINGS           DEBT            67612WAB4     2,423     2,000,000  PRN       DEFINED     1         X
OMNICOM GROUP                 DEBT            681919AR7     6,508     6,500,000  PRN       DEFINED     1         X
PLACER DOME INC               DEBT            725906AK7       920       750,000  PRN       DEFINED     1         X
PMI GROUP INC                 DEBT            69344MAE1     4,912     4,450,000  PRN       DEFINED     1         X
PPL ENERGY SUPPLY LLC         DEBT            69352JAE7     2,803     2,500,000  PRN       DEFINED     1         X
RADIAN GROUP INC              DEBT            750236AF8     1,523     1,500,000  PRN       DEFINED     1         X
REEBOK INTL LTD               DEBT            758110AH3     3,806     3,500,000  PRN       DEFINED     1         X
TEVA PHARMACEUT FIN BV        DEBT            88164MAB4     5,374     3,700,000  PRN       DEFINED     1         X
TEVA PHARMACEUT FIN BV        DEBT            88164RAB3     2,030     2,000,000  PRN       DEFINED     1         X
TJX COMPANIES                 DEBT            872540AL3     1,755     2,000,000  PRN       DEFINED     1         X
TRANSOCEAN SEDCO FOREX        DEBT            893830AD1     4,015     4,050,000  PRN       DEFINED     1         X
TYCO INTL GROUP SA            DEBT            902118BF4     9,431     5,950,000  PRN       DEFINED     1         X
UNIV HEALTH SVCS              DEBT            913903AL4     4,437     7,700,000  PRN       DEFINED     1         X
WALT DISNEY COMPANY           DEBT            254687AU0    11,125    10,000,000  PRN       DEFINED     1         X
WATSON PHARMACEUTICALS        DEBT            942683AC7     1,288     1,250,000  PRN       DEFINED     1         X
WEATHERFORD INT'L             DEBT            947074AB6     4,288     6,700,000  PRN       DEFINED     1         X
WORLD COLOR PRESS, INC.,
  CONVERTIBLE                 DEBT            981443AA2     1,025     1,000,000  PRN       DEFINED     1         X

-----------------------------------------------------------------  -------------
"STOCK"                                               5    12,867       425,000
-----------------------------------------------------------------  -------------
DEBT                                                 75   262,341   280,990,000
-----------------------------------------------------------------  -------------
REPORT TOTALS                                        80   275,208   281,415,000
-----------------------------------------------------------------  -------------